SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Cost	$ 7,238	$ 4,488	$ 4,488
Additions - Cost			2,750
Impairment - Cost	12
Cost	7,226		7,238
Impairment - Cost	(12)
Accumulated Amortization	3,081	1,913	1,913
Additions - Accumulated amortization	333	223	1,168
Impairment - Accumulated amortization
Accumulated Amortization	3,414		3,081
Carrying amounts	3,812		4,157	$ 2,575
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost	25	25	25
Additions - Cost
Impairment - Cost	(12)
Cost	13		25
Impairment - Cost	12
Acquired Technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost	3,918	1,168	1,168
Additions - Cost			2,750
Impairment - Cost
Cost	3,918		3,918
Impairment - Cost
Accumulated Amortization	1,141	632	632
Additions - Accumulated amortization	168		509
Impairment - Accumulated amortization
Accumulated Amortization	1,309		1,141
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost	2,839	2,839	2,839
Additions - Cost
Impairment - Cost
Cost	2,839		2,839
Impairment - Cost
Accumulated Amortization	1,703	1,136	1,136
Additions - Accumulated amortization	142		567
Impairment - Accumulated amortization
Accumulated Amortization	1,845		1,703
Other [Member]
Intangible Asset, Finite-Lived [Line Items]
Cost	456	456	456
Additions - Cost
Impairment - Cost
Cost	456		456
Impairment - Cost
Accumulated Amortization	237	$ 145	145
Additions - Accumulated amortization	23		92
Impairment - Accumulated amortization
Accumulated Amortization	$ 260		$ 237